Retirement Plans (Schedule of Funded Status and Components of the Amounts Recognized in the Consolidated Balance Sheets and in Accumulated Other Comprehensive Gain (Loss), Before the Effect of Income Taxes) (Details) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Components of Net Periodic Pension Cost
Service cost	$ (42)	$ (39)	$ (32)
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Interest Cost, Statement Of Income Or Comprehensive Income, Extensible List, Not Disclosed Flag	Interest cost	Interest cost	Interest cost
Interest cost	$ (24)	$ (21)	$ (23)
Defined Benefit Plan, Net Periodic Benefit Cost Credit Expected Return Loss Statement Of Income Or Comprehensive Income Extensible List Not Disclosed Flag	Expected return on plan assets	Expected return on plan assets	Expected return on plan assets
Expected return on plan assets	$ 22	$ 19	$ 18
Amortization of prior service cost and transition amount	2	1	1
Recognized actuarial loss	(2)	(1)	4
Net periodic benefit cost	(44)	(41)	(32)
Net actuarial gain (loss)	93	43	(67)
Recognized net actuarial loss	2	1	(4)
Prior service cost and transition amount	(2)	(1)	(1)
Total recognized in OCI	93	43	(72)
Total recognized in net periodic benefit cost and OCI	$ 49	$ 2	$ (104)
Defined Benefit Plan, Assumptions Used in Calculations [Abstract]
Discount rate	2.90%	2.80%	3.30%
Expected return on plan assets	4.10%	4.30%	4.20%
Expected return on plan assets	2.90%	3.00%	3.00%
Weighted-average discount rate used to determine projected benefit obligations	3.60%	2.90%	2.80%
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan assets	$ 560	$ 492
Benefit obligations	(829)	(782)	$ (826)
Funded status	(269)	(290)
Unrecognized net actuarial gain (loss)	101	6
Unrecognized prior service credit	8	8
Total	109	14
Accrued Compensation
Defined Benefit Plan, Information about Plan Assets [Abstract]
Funded status	(5)	(3)
Other noncurrent assets
Defined Benefit Plan, Information about Plan Assets [Abstract]
Funded status	72	48
Other noncurrent liabilities
Defined Benefit Plan, Information about Plan Assets [Abstract]
Funded status	$ (336)	$ (335)